Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
10. Revenue Recognition
Disaggregation of Revenue
The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Consumer and technology	61%	24%	52%	19%
Pharma and biotech	15%	14%	16%	13%
Food and nutrition	9%	22%	9%	25%
Industrial and environment	8%	19%	16%	22%
Agriculture	4%	8%	4%	10%
Government and defense	3%	13%	3%	11%

Total Foundry revenue	100%	100%	100%	100%

The Company’s revenue is derived from customers located primarily in the United States. For the three months ended June 30, 2022 and 2021, the Company’s revenue from customers within the United States comprised 82% and 89%, respectively, of total revenue. For the six months ended June 30, 2022 and 2021, the Company’s revenue from customers within the United States comprised 91% and 90%, respectively, of total revenue.
Contract Balances
The Company recognizes a contract asset when the Company transfers goods or services to a customer before the customer pays consideration or before payment is due, excluding any amounts presented as accounts receivable. The Company had no contract asset balances as of June 30, 2022 and December 31, 2021.
Contract liabilities, or deferred revenue, primarily consist of payments received in advance of performance under the contract or when the Company has an unconditional right to consideration under the terms of the contract before it transfers goods or services to the customer. The Company’s collaborative arrangements with its investees and related parties typically include upfront payments consisting of cash or non-cash
consideration for future research and development services and non-cash
consideration in the form of equity securities for licenses that will be transferred in the future. The Company records the upfront cash payments and fair value of the equity securities as deferred revenue.
The Company also invoices customers based on contractual billing schedules, which results in the recording of deferred revenue to the extent payment is received prior to the Company’s performance of the related services. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract.
During the six months ended June 30, 2022, the Company recognized $25.2 million of revenue that was included in the contract liabilities balance of $189.2 million as of December 31, 2021. During the six months ended June 30, 2021, the Company recognized $18.5 million of revenue that was included in the contract liabilities balance of $128.5 million as of December 31, 2020.
Performance Obligations
The aggregate amount of the transaction price that was allocated to performance obligations that have not yet been satisfied or are partially satisfied as of June 30, 2022 and December 31, 2021 was $53.8 million and $21.1 million, respectively. The Company has elected the practical expedient not to provide the remaining performance obligation disclosures related to contracts for which the Company recognizes revenue on a cost-plus basis in the amount to which it has the right to invoice and for contracts with a term of one year or less. As of June 30, 2022, of the performance obligations not yet satisfied or partially satisfied, nearly all is expected to be recognized as revenue during the years 2022 to 2026.

19. Revenue Recognition
Disaggregation of Revenue
The following table sets forth the percentage of total Foundry revenue by industry:

	Year Ended December 31,
	2021	2020	2019
Consumer and technology	36%	12%	19%
Food and nutrition	25%	35%	39%
Industrial and environment	16%	29%	13%
Agriculture	8%	13%	18%
Pharma and Biotech	8%	2%	2%
Government and Defense	7%	9%	9%

Total Foundry revenue	100%	100%	100%

The Company’s revenue is derived from customers located primarily in the United States. For the years ended December 31, 2021, 2020, and 2019, the Company’s revenue from customers within the United States comprised 86%, 88% and 81%, respectively, of total revenue.
Contract Balances
The Company recognizes a contract asset when the Company transfers goods or services to a customer before the customer pays consideration or before payment is due, excluding any amounts presented as accounts receivable. The Company did not have any contract assets as of December 31, 2021 and 2020.
Contract liabilities, or deferred revenue, primarily consist of payments received in advance of performance under the contract or when the Company has an unconditional right to consideration under the terms of the contract before it transfers goods or services to the customer. The Company’s collaborative arrangements with its equity investees and related parties typically include upfront payments consisting of cash or non-cash
consideration for future research and development services and non-cash
consideration in the form of equity securities for licenses that will be transferred in the future. The Company records the upfront cash payments and fair value of the equity securities as deferred revenue.
The Company also invoices customers based on contractual billing schedules, which results in the recording of deferred revenue to the extent payment is received prior to the Company’s performance of the related services. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract.
Of
 the Company’s $
128.5
 million in deferred revenue at December 31, 2020, $
28.8
 million was recognized as revenue during 2021. Of the Company’s $
147.9
 million in deferred revenue at December 31, 2019, $
25.5
 million was recognized as revenue during 2020.
Performance Obligations
The aggregate amount of the transaction price that was allocated to performance obligations that have not yet been satisfied or are partially satisfied as of December 31, 2021 and 2020 was $21.1 million and $20.7 million, respectively. The Company has elected the practical expedient not to provide the remaining performance obligation disclosures related to contracts for which the Company recognizes revenue on a cost-plus basis in the amount to which it has the right to invoice and for contracts with a term of one year or less. As of December 31, 2021, of the performance obligations not yet satisfied or partially satisfied, approximately 90% is expected to be recognized as revenue during the years 2022 to 2026. The remainder cannot be reasonably estimated due to uncertainty about the timing of future events, including development milestones. When a milestone subject to the variable consideration constraint is achieved, the Company updates its estimate of the transaction price to include the milestone payment and records a cumulative catch-up
in revenue. During the year ended December 31, 2021, the Company recorded a $6.4 million cumulative catch-up
in revenue primarily due to recognition of previously constrained variable consideration related to milestones. The cumulative catch-up
adjustment in years 2020 and 2019 was not material.